INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INCOME TAXES [Text Block]
7.	INCOME TAXES

The Company is a Nevada corporation and is subject to federal income taxes. Nevada does not impose a corporate income tax.

Significant components of the Company’s net deferred income tax assets and liabilities at June 30, 2013 and December 31, 2012 were as follows:

	June 30,	December 31,
	2013	2012
Deferred income tax assets:

Net operating loss carryforward	$9,261,034	$8,327,426
Option compensation	1,762,403	1,630,140
Property, plant & equipment	530,480	423,904
Exploration costs	557,454	570,719
Reclamation and remediation costs	235,318	235,318

Gross deferred income tax assets	12,346,689	11,187,507
Less: valuation allowance	(1,271,084)	(726,050)

Net deferred income tax assets	11,075,605	10,461,457

Deferred income tax liabilities:

Unrealized gains on investments	(8,414)	(10,961)
Acquisition related liabilities	(11,067,191)	(11,067,191)

Net deferred income tax liabilities	$-	$(616,695)

A valuation allowance was established for deferred tax assets related to certain option compensation and accrued reclamation, remediation costs and net operating loss carryforwards due to the uncertainty of realizing these deferred tax assets based on conditions existing at June 30, 2013 and December 31, 2012, respectively.

The realizability of deferred tax assets are reviewed at each balance sheet date. The majority of the Company’s deferred tax liabilities are depletable. Such depletion will begin with the processing of mineralized material once production has commenced. Therefore, the deferred tax liabilities will reverse in similar time periods as the deferred tax assets. The Company assesses both positive and negative evidence to determine whether it is more likely than not that such reversal will occur to realize the deferred tax assets prior to their exploration. The reversal of the deferred tax liabilities is sufficient to support the net deferred tax assets.

The acquisition related liabilities are a result of the estimated future federal income tax liability associated with the temporary difference between the acquisition consideration and the tax basis. The deferred tax liabilities were reflected as an increase to the total purchase price which has been applied to the underlying mineral and Columbus project assets in the absence of there being a goodwill component associated with the acquisition transactions.

A reconciliation of the tax benefit for the quarters ended June 30, 2013 and 2012 at US federal tax rates to the actual tax provision recorded in the financial statements consisted of the following components:

	June 30,	June 30,
	2013	2012

Income tax benefit based on statutory tax rate	$595,410	$561,971

Reconciling items:
Non-deductible items	(29,384)	(44)
Change in valuation allowance	(545,036)	(15,479)

Income tax benefit	$20,990	$546,448

A reconciliation of the tax benefit for the six month periods ended June 30, 2013 and 2012 at US federal tax rates to the actual tax provision recorded in the financial statements consisted of the following components:

	June 30,	June 30,
	2013	2012

Income tax benefit based on statutory tax rate	$1,188,607	$1,002,057

Reconciling items:
Non-deductible items	(29,425)	(126)
Change in valuation allowance	(545,034)	(17,500)

Income tax benefit	$614,148	$984,431

The Company had cumulative net operating losses of approximately $26,460,101 as of June 30, 2013 for federal income tax purposes. Cumulative net operating losses from December 31, 2006 and previous years are effectively nil due to the annual limitation imposed by the Internal Revenue Code of 1986 as a result of the ownership percentage change limitations. The net operating loss carryforwards will expire between 2027 and 2033.

The Company and its subsidiary file income tax returns in the United States. These tax returns are subject to examination by taxation authorities provided the years remain open under the relevant statutes of limitations, which may result in the payment of income taxes and/or a decrease in the net operating losses available for carryforwards. The Company is no longer subject to income tax examinations by US federal tax authorities for years prior to 2008. While the Company believes that its tax filings do not include uncertain tax positions, the results of potential examinations or the effect of changes in tax law cannot be ascertained at this time. The Company currently has no tax years under examination.

7.	INCOME TAXES

The Company is a Nevada corporation and is subject to federal income taxes. Nevada does not impose a corporate income tax.

Significant components of the Company’s net deferred income tax assets and liabilities at December 31, 2012 and 2011 were as follows:

		December 31,		December 31,
		2012		2011
Deferred income tax assets:

Net operating loss carryforward		$8,327,426		$6,472,383
Option compensation		1,630,140		1,333,021
Property, plant & equipment		423,904		307,376
Exploration costs		570,719		632,947
Reclamation and remediation costs		235,318		200,318

Gross deferred income tax assets		11,187,507		8,946,045
Less: valuation allowance		(726,050)		(691,050)

Net deferred income tax assets		10,461,457		8,254,995

Deferred income tax liabilities:

Unrealized gains on investments		(10,961)		(13,556)
Acquisition related liabilities		(11,067,191)		(11,067,191)

Net deferred income tax liabilities	$	(616,695)	$	(2,825,752)

A valuation allowance was established for deferred tax assets related to certain option compensation and accrued reclamation and remediation costs due to the uncertainty of realizing these deferred tax assets based on conditions existing at December 31, 2012 and 2011, respectively.

The realizability of deferred tax assets are reviewed at each balance sheet date. The majority of the Company’s deferred tax liabilities are depletable. Such depletion will begin with the processing of mineralized material once production has commenced. Therefore, the deferred tax liabilities will reverse in similar time periods as the deferred tax assets. The Company assesses both positive and negative evidence to determine whether it is more likely than not that such reversal will occur to realize the deferred tax assets prior to their exploration. The reversal of the deferred tax liabilities is sufficient to support the net deferred tax assets.

The acquisition related liabilities are a result of the estimated future federal income tax liability associated with the temporary difference between the acquisition consideration and the tax basis. The deferred tax liabilities were reflected as an increase to the total purchase price which has been applied to the underlying mineral and Columbus project assets in the absence of there being a goodwill component associated with the acquisition transactions.

A reconciliation of the tax benefit for the year ended December 31, 2012 and 2011 at US federal tax rates to the actual tax provision recorded in the financial statements consisted of the following components:

	December 31,	December 31,
	2012	2011

Income tax benefit at statutory tax rate	$2,232,731	$2,267,658

Reconciling items:
Non-deductible items	8,731	(22,602)
Change in valuation allowance	(35,000)	345,337

Income tax benefit	$2,206,462	$2,590,393

The Company had cumulative net operating losses of approximately $23,792,649 and $18,492,524 as of December 31, 2012 and 2011, respectively, for federal income tax purposes. Cumulative net operating losses from December 31, 2006 and previous years are effectively nil due to the annual limitation imposed by the Internal Revenue Code of 1986 as a result of the ownership percentage change limitations. The net operating loss carryforwards will expire between 2027 and 2033.

The Company and its subsidiary file income tax returns in the United States. These tax returns are subject to examination by taxation authorities provided the years remain open under the relevant statutes of limitations, which may result in the payment of income taxes and/or a decrease in the net operating losses available for carryforwards. The Company is no longer subject to income tax examinations by US federal tax authorities for years prior to 2008. While the Company believes that its tax filings do not include uncertain tax positions, the results of potential examinations or the effect of changes in tax law cannot be ascertained at this time. The Company currently has no tax years under examination.